Brazilian accounts receivable securitization program (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets [Abstract]
Allowance for credit expected losses	$ (13,111)	$ (11,938)
Other assets and prepaid expenses	52,287	46,621
Total current assets	537,252	465,126
Total non-current assets	361,082	339,066
TOTAL ASSETS	898,334	804,192
Liabilities [Abstract]
Total current liabilities	671,079	564,485
Total non-current liabilities	171,601	198,708
TOTAL LIABILITIES	842,680	763,193
Securitized loans receivable
Assets [Abstract]
Loans receivable	10,702	3,963
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Koin K-FIDC - Current	7,534
Secured Debt, Total	$ 7,534
Loans receivable, variable interest rate	5.25%
Assets [Abstract]
Restricted cash	$ 4,108	1,492
Liabilities [Abstract]
Collateralized debt	7,534
Variable Interest Entity, Primary Beneficiary | K-FDIC
Variable Interest Entity [Line Items]
Koin K-FIDC - Current	7,533	0
Assets [Abstract]
Restricted cash	4,108	0
Allowance for credit expected losses	(1,718)	0
Other assets and prepaid expenses	749	0
Total current assets	13,841	0
TOTAL ASSETS	13,841	0
Liabilities [Abstract]
Accounts payable	15	0
Collateralized debt	7,533	0
Total current liabilities	7,548	0
TOTAL LIABILITIES	7,548	0
Variable Interest Entity, Primary Beneficiary | Vert-Koin
Variable Interest Entity [Line Items]
Koin K-FIDC - Current	0	2,314
Assets [Abstract]
Restricted cash	0	1,492
Allowance for credit expected losses	0	(550)
Total current assets	0	4,905
Loans receivable	0	0
Total non-current assets	0	0
TOTAL ASSETS	0	4,905
Liabilities [Abstract]
Accounts payable	0	2
Collateralized debt	0	2,314
Other payables	0	1
Total current liabilities	0	2,317
Collateralized debt	0	2,231
Total non-current liabilities	0	2,231
TOTAL LIABILITIES	0	4,548
Variable Interest Entity, Primary Beneficiary | Securitized loans receivable | K-FDIC
Assets [Abstract]
Loans receivable	10,702	0
Variable Interest Entity, Primary Beneficiary | Securitized loans receivable | Vert-Koin
Assets [Abstract]
Loans receivable	$ 0	$ 3,963